Fresh-Start Reporting	12 Months Ended
Jan. 31, 2022
Fresh-Start Reporting
Fresh-Start Reporting

(4) Fresh-Start Reporting

Fresh-Start

In connection with the Debtors’ emergence from bankruptcy and in accordance with ASC 852, the Company qualified for and adopted fresh-start reporting on the Effective Date. The Company was required to adopt fresh-start reporting because (i) the holders of existing voting shares of the Predecessor Company received less than 50% of the voting shares of the Successor Company and (ii) the reorganization value of the Company's assets immediately prior to confirmation of the Plan of Reorganization was less than the post-petition liabilities and allowed claims.

In accordance with ASC 852, with the application of fresh-start reporting, the Company allocated its reorganization value to its individual assets based on their estimated fair values in conformity with ASC 805. The reorganization value represents the fair value of the Successor Company’s assets before considering liabilities. The excess reorganization value over the fair value of identified tangible and intangible assets is reported as goodwill. As a result of the application of fresh-start reporting and the effects of the implementation of the Plan of Reorganization, the consolidated financial statements after August 27, 2020 are not comparable with the consolidated financial statements prior to August 28, 2020.

Reorganization Value

As set forth in the Disclosure Statement with respect to the Plan of Reorganization, the enterprise value of the Predecessor (SLH) was estimated to be between $1.05 billion to $1.25 billion.

Management and their valuation advisors estimated this range of enterprise value of the Predecessor (SLH).  The Company utilized the selected publicly traded companies analysis approach, the discounted cash flow analysis (“DCF”) approach and the selected transactions analysis approach in estimating enterprise value. The use of each approach provides corroboration for the other approaches. To estimate enterprise value utilizing the selected publicly traded companies analysis method, valuation multiples derived from the operating data of publicly-traded benchmark companies to the same operating data of the Company were applied. The selected publicly traded companies analysis identified a group of comparable companies giving consideration to lines of business and markets served, size and geography. The valuation multiples were derived based on historical and projected financial measures of revenue and earnings before interest, taxes, depreciation and amortization and applied to projected operating data of the Company.

To estimate enterprise value utilizing the discounted cash flow method, an estimate of future cash flows for the 2021 to 2023 fiscal years with a terminal value was determined and those estimated future cash flows were discounted to present value using a weighted average cost of capital of 11.0% and an expected tax rate of 21%. The expected cash flows for the period 2021 to 2023 with a terminal value were based upon certain financial projections and assumptions provided to the Bankruptcy Court and reflected assumptions regarding growth and margin projections, as applicable, which included expected declines in revenue in fiscal years 2021 and 2022 and a return to growth in fiscal year 2023.  For each fiscal year, the Company included assumptions about working capital changes and capital expenditures to derive after-tax cash flows. A terminal value was included, calculated using the terminal multiple method, which estimates a range of values at which the Predecessor (SLH) will be valued at the end of the Projection Period based on applying a terminal multiple to final year Adjusted EBITDA, which is defined as consolidated operating income adjusted to exclude non-cash compensation expenses, as well as depreciation and amortization, impairment charges and other income (expense), net.

To estimate enterprise value utilizing the selected transactions analysis, valuation multiples were derived from an analysis of consideration paid and net debt assumed from publicly disclosed merger or acquisition transactions, and such multiples were applied to the EBITDA of Predecessor (SLH). The selected transactions analysis identified companies and assets involved in publicly disclosed merger and acquisition transactions for which the targets had operating and financial characteristics comparable in certain respects to Predecessor (SLH).

After determining the enterprise value range of $1.05-1.25 billion, the Company needed to determine a point within the range to serve as the basis for determination of the equity value and reorganization value.  The Company determined the mid-point of the range represented the appropriate enterprise value and corroborated this amount with a DCF analysis using assumptions consistent with those described above, with an additional 2 years (FY 2024 and 2025) added to the forecast period and then calculated a terminal value using a 3% long-term growth rate and discount rate including a company specific risk premium. This amount ($1.15 billion) served as the starting point for the calculation of the emergence equity value and reorganization value.

The following table reconciles the enterprise value per the Disclosure Statement to the fair value of Predecessor (SLH)’s equity, as of the Effective Date (in thousands, except per share amounts):

Enterprise Value (1)	$1,150,000
Plus: Cash	92,009
Less: Borrowings under accounts receivable facility	(48,886)
Less: Fair value of debt	(514,950)
Less: Fair value of warrants	(11,200)
Implied value of Successor Company common stock	$666,973

Shares issued upon emergence (Class A and B common stock)	4,000
Per share	$167

The reconciliation of the Company’s enterprise value to reorganization value as of the Effective Date is as follows (in thousands):

Enterprise Value (1)	$1,150,000
Plus:
Cash	92,009
Current liabilities (excluding AR facility and Current maturity of long-term debt)	134,257
Deferred tax liabilities	103,930
Other long-term liabilities	7,140
Non-current lease obligations	16,399
Reorganization Value	$1,503,735
(1)	Enterprise value includes the value of warrants that are classified as liability

The enterprise value was estimated using numerous projections and assumptions that are inherently subject to significant uncertainties and resolution of contingencies that are beyond our control. Accordingly, the estimates set forth herein are not necessarily indicative of actual outcomes, and there can be no assurance that the estimates, projections or assumptions will be realized. Adjustments to the enterprise value to derive the equity value and reorganization value also included assumptions about the fair values of the post-emergence borrowings and the fair value of certain liabilities adjusted in fresh-start accounting.

Consolidated Balance Sheet (In Thousands)

The adjustments set forth in the following consolidated balance sheet as of August 27, 2020 reflect the effect of the consummation of the transactions contemplated by the Plan of Reorganization (reflected in the column "Reorganization —Adjustments") as well as fair value adjustments as a result of applying fresh-start reporting (reflected in the column "Fresh-Start Adjustments"). The explanatory notes highlight the methods used to determine fair values or other amounts of the assets and liabilities, as well as significant assumptions or inputs.

			Reoganization		Fresh Start
	Predecessor		Adjustments		Adjustment		Successor
ASSETS
Current assets:
Cash and cash equivalents		$42,341	$49,668	(1)	$—			$92,009
Restricted cash		35,306	(25,000)	(1)	—			10,306
Accounts receivable		73,607	1,700	(2)	(990)	(10)		74,317
Prepaid expenses and other current assets		39,317	(300)	(2)	(10,573)	(11)		28,444
Total current assets		190,571	26,068		(11,563)			205,076
Property and equipment, net		15,523	500	(2)	—			16,023
Goodwill		1,070,674	5,100	(2)	(580,639)	(12)		495,135
Intangible assets, net		249,962	—		516,124	(13)		766,086
Right of use assets		17,454	—		367	(14)		17,821
Other assets		17,313	(3,500)	(2)	(10,219)	(11)		3,594
Total assets		$1,561,497	$28,168		$(85,930)			$1,503,735
LIABILITIES AND SHAREHOLDER'S (DEFICIT) EQUITY
Current liabilities:
Current maturities of long-term debt		$60,000	$(57,400)	(3)	$—			$2,600
Borrowings under accounts receivable facility		48,886	—		—			48,886
Accounts payable		7,851	300	(2)	—			8,151
Accrued compensation		23,587	1,400	(2)	—			24,987
Accrued expenses and other liabilities		12,105	500	(2)	—			12,605
Lease liabilities		1,699	3,245	(6)	(175)	(14)		4,769
Deferred revenue		196,469	2,400	(2)	(115,124)	(15)		83,745
Total current liabilities		350,597	(49,555)		(115,299)			185,743

Long-term debt		—	517,400	(3)(4)	(5,050)	(17)		512,350
Long term lease liabilities		3,732	12,442	(6)	225	(14)		16,399
Warrants		—	11,200	(6)(8)	—			11,200
Deferred tax liabilities		—	30,484	(5)(6)	73,446	(16)		103,930
Deferred revenue - non-current		1,783	—		(1,128)	(15)		655
Other long-term liabilities		2,289	3,796	(6)	400	(17)		6,485
Total long-term liabilities		7,804	575,322		67,893			651,019
Liabilities subject to compromise		4,472,954	(4,472,954)	(6)	—			—
Total liabilities		4,831,355	(3,947,187)		(47,406)			836,762

Shareholders’ (defecit) equity:
Ordinary shares (Predececcor)		138	 (138)	(7)	 —			—	
Additional paid-in capital (Predecessor)		83	(83)	(7)	—			—
Ordinary shares (Successor)		—	40	(6)(8)	—			40
Additional paid-in capital (Successor)		—	666,933	(6)(8)	—			666,933
(Accumulated deficit) retained earnings		(3,267,346)	3,308,603	(9)	(41,257)	(17)		—
Accumulated other comprehensive loss		(2,733)	—		2,733	(18)		—
Total shareholders’ (deficit) equity		(3,269,858)	3,975,355		(38,524)			666,973
Total liabilities and shareholders’ (deficit) equity		$1,561,497	$28,168		$(85,930)			$1,503,735

Reorganization adjustments

In accordance with the Plan of Reorganization, the following adjustments were made (in thousands):

(1)	The table below reflects the sources and uses of cash on the Effective Date from implementation of the Plan of Reorganization (in thousands):

Sources:
Release of restriced cash (a)	$25,000
Additional funding from First Out Term Loan	50,000
Reconsolidation of Canadian subsidiary	1,100
Total sources of cash	76,100
Uses:
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Professional success fees paid upon Effective Date	(21,400)
Total uses of cash	(26,432)
Net increase in cash	$49,668
(a)	A portion of DIP Facility funds from restricted cash was released upon Effective Date

(2)	On June 17, 2020, the Company’s Canadian subsidiary, Skillsoft Canada Ltd., voluntarily commenced parallel recognition proceedings under the Companies’ Creditors Arrangement Act (“CCAA”) with the Court of Queen’s Bench of New Brunswick in Canada seeking recognition and enforcement of the Debtors’ Chapter 11 Cases, including the DIP Facility. This action resulted in the deconsolidation of Skillsoft Canada Ltd. under ASC 810, and the Company recognizing its retained noncontrolling interest in the Canadian subsidiary at its fair value of $4.8 million. On August 17, 2020, the Canadian Court entered an order recognizing and enforcing the Chapter 11 Cases and Plan in Canada and upon the August 27, 2020 Effective Date, when the Plan of Reorganization was consummated and Pointwell Limited emerged from Chapter 11, the Company reconsolidated Skillsoft Canada Ltd and de-recognized the non-controlling interest. The Company applied guidance ASC 805 for recognizing a new accounting basis for the Canadian subsidiary. Working capital accounts were generally carried over at carrying value which approximated their fair values. Deferred revenue was reduced to an amount intended to approximate the costs to fulfill contractual obligations plus a reasonable margin. Identified intangible assets were recognized based on their fair values using market participant assumptions and goodwill was recorded reflecting synergies from the consolidation by the Company.

(3)	Reflects the net effect of the conversion of $60 million of the debtor-in-possession financing to First Out Term Loan, net of principal payments of $2.6 million related to the First Out Term Loan and Second Out Term Loan due over the twelve-month period from Effective Date.

(4)	In accordance with the Plan of Reorganization, the Company entered into the Term Loan Facility Agreement with a principal amount of $520 million.

Term Loan Facility:
Senior Secured First Out Term Loan	$110,000
Senior Secured Second Out Term Loan	410,000
Total Debt - Exit facility (a)	520,000
Less:
Current portion of Long-term debt	(2,600)
Long-term debt, net of current portion	$517,400
(a)	The Exit Credit Facility bore interest at a rate equal to LIBOR plus 7.50% per annum, with a LIBOR floor of 1.00%. The First Out Term Loan is due in December 2024 and the Second Out Term Loan is due April 2025. The Exit Credit Facility contains customary provisions and reporting requirements, including prepayment penalties and a maximum leverage covenant that will be first measured January 31, 2022 and each quarter thereafter. Quarterly principal repayments of $1.3 million begin for the quarter ended April 30, 2021 and increase to $2.6 million for the quarter ended April 30, 2022 until maturity.

(5)	Reflects the reduction of tax basis as a result of cancellation of debt income (CODI) tax attribute and tax basis reduction rules in the US and the discharge of liabilities in non-US Jurisdictions.

(6)	As part of the Plan of Reorganization, the Bankruptcy Court approved the settlement of claims reported within Liabilities subject to compromise in the Company's Consolidated balance sheet at their respective allowed claim amounts.

The table below indicates the disposition of liabilities subject to compromise (in thousands):

Liabilities subject to compromise pre-emergence	$4,472,954
Reinstated on the Effective Date:
Lease liabilities (current and non-current)	(15,687)
Deferred tax liabilities	(26,107)
Other long-term liabilities	(3,796)
Total liabilities reinstated	(45,590)
Less amounts settled per the Plan of Reorganization
Issuance of new debt	(410,000)
Issuance of warrants	(11,200)
Equity issued at emergence to creditors in settlement of Liabilities Subject to Compromise	(666,973)
Total amounts settled	(1,088,173)
Gain on settlement of Liabilities Subject to Compromise	$3,339,191

(7)	Pursuant to the terms of the Plan of Reorganization, as of the Effective Date, all Predecessor (PL) common stock was cancelled without any distribution.

(8)	In Settlement of the company’s Predecessor (PL) first and second lien debt obligations, the holders of the Predecessor (PL)’s first lien received a total of 3,840,000 of Class A common shares. Predecessor (PL)’s second lien holders received a total of 160,000 of Class B common shares and a total of 705,882 warrants to purchase additional common shares.

(9)	The table reflects the cumulative impact of the reorganization adjustments discussed above (in thousands):

Gain on settlement of Liabilities subject to compromise	$3,339,191
Provision for income taxes	(4,377)
Professional success fees paid upon Effective Date	(21,400)
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Cancellation of predecessor shares and additional paid in capital	221
Net impact on Accumulated deficit	$3,308,603

Fresh-Start Adjustments

(10)	Reflects the fair value adjustment as of August 27, 2020 made to accounts receivable to reflect management's best estimate of expected collectability of accounts receivable balances, in connection with fresh-start reporting.

(11)	This adjustment reflects the write-off of deferred contract cost assets which do not provide economic benefit to Predecessor (SLH).

(12)	Predecessor goodwill of $1,075.8 million was eliminated and Successor goodwill of $495.1 million was established based on the calculated reorganization value which was not attributed to specific tangible or identifiable intangible assets. Goodwill arising from the fresh-start accounting is not deductible for tax purposes.

(in thousands)
Reorganization value of Successor company	$1,503,735
Less: Fair value of Successor company assets	(1,008,600)
Reorganization value of Successor company in excess of asset fair value - Goodwill	$495,135

(13)	The Company recorded an adjustment to intangible assets for $516.1 million as follows (in thousands):

	Estimated	Estimated
	fair value	useful life
Developed software/ courseware	$261,600	3-5 years
Customer contracts/ relationships	279,500	12.4 years
Trademarks and trade names	6,300	9.4 years
Backlog	90,200	4.4 years
Skillsoft trademark	91,500	Indefinite
Publishing rights	35,200	5 years
Capitalized software	1,786	5 years
Total intangible asset upon emergence	766,086
Elimination of historical acquired intangible assets	(249,962)
Fresh-start adjustment to acquired intangibles assets	$516,124

Values and useful lives assigned to intangible assets were based on estimated value and use of these assets by a market participant. The customer contracts/relationships and backlog were valued using the income approach.  The trademarks and trade names were valued using the relief from royalty method.  The developed software/courseware and publishing rights were valued using the replacement cost approach.

(14)	The operating lease obligation as of August 27, 2020 had been calculated using an incremental borrowing rate of the Predecessor (PL), as of the later of the date of adoption of ASC 842 (February 1, 2020) or the lease commencement date. Upon application of fresh-start reporting, the lease obligation was recalculated using the incremental borrowing rate applicable to Predecessor (SLH) after emergence from bankruptcy and commensurate to its new capital structure. The Company’s operating lease right-of-use assets were further adjusted to reflect the market value as of August 28, 2020.

(15)	The fair value of deferred revenue, which principally relates to amounts that have been billed in advance for products or services to be provided, was determined by estimating the fulfillment costs, which represent only those costs that are directly related to fulfilling the legal performance obligation assumed by the Successor.

(16)	The adjustment represents the establishment of deferred tax liabilities related to book/tax differences created by fresh-start reporting adjustments. The amount is net of the release of the valuation allowance on deferred tax assets, which management believes more likely than not will be realized as a result of future taxable income from the reversal of such deferred tax liabilities

(17)	The table below reflects the cumulative impact of the fresh-start adjustments as discussed above (in thousands):

Fresh-start adjustment to accounts receivable, net	$(990)
Fresh-start adjustment to prepaid assets and other assets (including long-term)	(20,792)
Fresh-start adjustment to goodwill	(580,639)
Fresh-start adjustment to intangible assets, net	516,124
Fresh-start adjustment to operating lease right-of-use assets and liabilities, net	317
Fresh-start adjustment to deferred revenue (current and non-current)	116,252
Fair value adjustment to debt	5,050
Fair value adjustment to other long-term liabilities	(400)
Total fresh-start adjustments impacting reorganization items, net	34,922
Elimination of accumulated other comprehensive loss	(2,733)
Tax impact of fresh-start adjustments	(73,446)
Net impact on accumulated deficit	$(41,257)

(18)	Elimination of accumulated other comprehensive loss

Reorganization Items, Net

Reorganization items incurred as a result of the Chapter 11 cases are presented separately in the accompanying Consolidated Statement of Operations for the period presented, as follows (in thousands):

Predecessor
February 1, 2020
through
August 27, 2020
Gain on settlement of Liabilities subject to compromise	$3,339,191
Impact of fresh-start adjustments	66,928
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Write-off of pre-petition debt and DIP issuance costs	(9,461)
Professional success fees paid upon Effective Date	(21,399)
Professional fees and other bankruptcy related costs	(13,076)
Gain on Deconsolidation of Canadian subsidiary	4,100
Reorganization items, net	$3,361,251

A net charge of $32.0 million was attributable to discontinued operations and recorded within Income (loss) from discontinued operations, net of tax in the Statement of Operations.  $3,361 million was attributable to continuing operations and presented as Reorganization items, net in the Statement of Operations.

	Successor	Predecessor
	August 28, 2020	February 1, 2020
	through	through
	January 31, 2021	August 27, 2020
Cash payment for reorganization items, net	$784	$42,916